Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Subsequent Events [Abstract]
Subsequent Events

15.    Subsequent Events

Management has evaluated subsequent events through May 4, 2016, the date that the financial statements were available to be issued. Any items noted have been properly reflected or disclosed in the consolidated financial statements and accompanying notes above.

20.    Subsequent Events

Management has evaluated subsequent events through August 28, 2015, the date that the financial statements were available to be issued. Any items noted have been properly reflected or disclosed in the consolidated financial statements and accompanying notes above.